Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2018
Related party transactions [abstract]
Schedule of compensation for the Company's key management personnel
Compensation for the Company's key management personnel is as follows:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Executive management
Short-term compensation and benefits	$2,991	$2,860	$3,365
Post-employment benefits	99	100	96
Share-based payments	9,335	26,030	15,985
	$12,425	$28,990	$19,446
Board of directors
Cash remuneration	$362	$388	$241
Share-based payments	1,577	1,825	1,482
	$1,939	$2,213	$1,723